Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2021
Personnel Expense [Abstract]
Summary of Personnel Expenses

	Note	2021	2020
Short-term employee benefits		1,863,907	857,217
Contributions to defined contribution plans		9,323	7,925
Current and past service costs related to defined benefit plans	15	55,437	528
Termination benefits		6,053	7,863
Equity-settled share-based payment transactions	20	15,424	7,046
Cash-settled share-based payment transactions	20	23,937	7,606
		1,974,081	888,185